Share-Based Compensation - Summary of Share Based Compensation Restricted Stock Units (Detail) - Two Thousand Eighteen Share Incentive Plan [Member] - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
ScheduleOfShareBasedCompensationRestrictedStockUnitsAwardActivity [Line Items]
Beginning balance | shares	0
Granted | shares	112,336,970
Vested | shares	(10,141,620)
Forfeited or cancelled | shares	(425,000)
Ending balance | shares	101,770,350
Weighted Average Grant-date Fair Value, Beginning balance | $ / shares	$ 0
Weighted Average Grant-date Fair Value, Granted | $ / shares	0.83
Weighted Average Grant-date Fair Value, Vested | $ / shares	0.74
Weighted Average Grant-date Fair Value, Forfeited or cancelled | $ / shares	0.75
Weighted Average Grant-date Fair Value, Ending balance | $ / shares	$ 0.84